FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT	12 Months Ended
Dec. 31, 2024
Risks and Uncertainties [Abstract]
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
NOTE 19	-	FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT

A.	Concentrations of credit risks

Financial instruments that potentially subject the Company and its subsidiaries to concentrations of credit risk consist principally of cash and cash equivalents, accounts receivables and marketable securities.

Most of the Company’s cash and cash equivalents, deposits in short-term investments (and investments in trading marketable securities), as of December 31, 2024 and 2023, were deposited with major banks with high credit rating. The Company is of the opinion that the credit risk in respect of these balances is immaterial.

Most of the Company’s sales are made in Israel, Brazil, Argentina, Mexico, Ecuador, Colombia and the United States to a large number of customers, including insurance companies and Car manufacturers.  Management periodically evaluates the collectability of the trade receivables to determine the amounts that are doubtful of collection and determine a proper allowance for doubtful accounts.  Accordingly, management believes that the Company’s trade receivables do not represent a substantial concentration of credit risk.

From time to time the Company enters into foreign exchange forward contracts intended to protect against the increase in the purchase price of forecasted inventory purchases dominated in currencies other than the functional currency of the purchasing entity. Regarding the activity in 2023 see B below.

However, during the years ended December 31, 2023, and 2022 such activity was limited.

B.	Foreign exchange risk management

The Company operates internationally, which gives rise to exposure to market risks mainly from changes in exchange rates of foreign currencies in relation to the functional currency of each of the entities of the group.

As of December 31, 2024, there were no material forward exchange contracts outstanding.

During 2023 and 2024 the Company entered into foreign currency forward transactions in order to protect itself against the risk that the eventual cash flows resulting from anticipated transactions (mainly purchases of inventory), denominated in currencies other than the functional currency of the purchasing entity, will be affected by changes in exchange rates. As of December 31, 2023, 12 transactions that originated in 2023 remain outstanding.

During 2024, all the financial derivatives were designated and accounted for as hedging instruments.

The following table summarizes a tabular disclosure of (a) fair values of derivative instruments in the balance sheets and (b) the effect of derivative instruments in the statements of income:

Fair values of derivative instruments:

	Assets derivatives
As of December 31, 2023	Thousands of US dollars
	Balance sheet location	Fair value
Derivatives designated as hedging instruments:
Foreign exchange contracts	Other current liabilities	299

          Amounts reclassified to statement of comprehensive income (loss):

Derivatives designated as hedging instruments	Location of loss recognized in income	Amount of gain recognized in income
Year ended December 31, 2024		Thousands of US dollars

Foreign exchange contracts	Unrealized losses in respect of derivative financial instruments designated for cash flow hedge	(299)

Amounts reclassified to statement of comprehensive income (loss):

Derivatives designated as hedging instruments	Location of loss recognized in income	Amount of gain recognized in income
Year ended December 31, 2023		Thousands of US dollars

Foreign exchange contracts	Unrealized losses in respect of derivative financial instruments designated for cash flow hedge	299

As of December 31, 2023, the notional amount of forward exchange contract with respect to cash follow hedge of anticipated transactions amounted to US$ 18 million (US$ 1.5 million per month for the next 12 months).

C.	Fair value of financial instruments

The Company measures fair value and discloses fair value measurements for financial assets and liabilities. Fair value is an exit price, representing the amount that would be received to sell an asset or the amount that would be paid to transfer a liability in an orderly transaction between market participants.

The Company measured cash and cash equivalents, marketable securities and derivative financial instruments at fair value.  Such financial instruments are measured at fair value, on a recurring basis.  The measurement of cash and cash equivalents and marketable securities are classified within Level 1.  The fair value of derivatives generally reflects the estimated amounts that the Company would receive or pay to terminate the contracts at the reporting dates, based on the prevailing currency prices and the relevant interest rates.  Such measurement is classified within Level 2.

The fair value of the financial instruments included in the working capital of the Company (cash and cash equivalents, accounts receivable, accounts payable and other current assets and liabilities) approximates their carrying value, due to the short-term maturity of such instruments.

See Note 1N regarding non-recurring measurement of the fair value of certain non-financial assets (mainly reporting units with goodwill and other definite-lite intangible assets).

The Company's financial assets measured at fair value on a recurring basis, consisted of the following types of instruments as of December 31, 2024 and 2023:

	December 31, 2024
(in thousands)	Level 1	Level 2	Level 3

Derivatives designated as hedging instruments	-	-	-
Trading securities	10	-	-
Total	10	-	-

	December 31, 2023
(in thousands)	Level 1	Level 2	Level 3

Derivatives designated as hedging instruments	-	299	-
Trading securities	119	-	-
Total	119	299	-